Award Timing Disclosure	12 Months Ended
Dec. 28, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally grant equity awards to our named executive officers on a predetermined schedule. The Committee may approve off-cycle grants in special cases, such as when an officer is hired. The Committee does not consider material nonpublic information (MNPI) when determining the timing and terms of equity awards. The Company does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
Following the fiscal year end, the Committee reviews the performance of the Company and named executive officers and based on that review, the Committee approves annual equity awards on the second Monday in February. The full Board approves the annual equity award for the CEO on the second Tuesday in February. Starting in the 2024 fiscal year, the annual grant date was fixed at February 15th.
The table below has information about stock options granted to our named executive officers in the last fiscal year during the period from four business days before to one business day after the filing of the Company’s Form 10-K. Column F shows how the Company's stock price moved near the time of disclosure of material non-public information. The (0.57%) change indicates that the closing market price of our stock decreased slightly following the filing of our 10-K. The Company did not grant stock options to NEOs at any other time in the 2025 fiscal year.

A	B	C	D	E	F
Name	Grant date	Number of securities underlying award	Exercise price of the award ($)	Grant date fair value of the award ($)	Percentage change in the closing market price of
the securities underlying the award between the
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information
					(%)
J. Duato	2/15/2025	219,020	$156.15	$5,927,995	0.57%
J. Wolk	2/15/2025	91,277	156.15	2,470,503	0.57
J. Taubert	2/15/2025	89,781	156.15	2,430,013	0.57
J. Reed	2/15/2025	89,781	156.15	2,430,013	0.57
T. Schmid	2/15/2025	49,878	156.15	1,349,998	0.57

Award Timing Method
Following the fiscal year end, the Committee reviews the performance of the Company and named executive officers and based on that review, the Committee approves annual equity awards on the second Monday in February. The full Board approves the annual equity award for the CEO on the second Tuesday in February. Starting in the 2024 fiscal year, the annual grant date was fixed at February 15th.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

A	B	C	D	E	F
Name	Grant date	Number of securities underlying award	Exercise price of the award ($)	Grant date fair value of the award ($)	Percentage change in the closing market price of
the securities underlying the award between the
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information
					(%)
J. Duato	2/15/2025	219,020	$156.15	$5,927,995	0.57%
J. Wolk	2/15/2025	91,277	156.15	2,470,503	0.57
J. Taubert	2/15/2025	89,781	156.15	2,430,013	0.57
J. Reed	2/15/2025	89,781	156.15	2,430,013	0.57
T. Schmid	2/15/2025	49,878	156.15	1,349,998	0.57

Duato [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	2/15/2025
Underlying Securities	219,020
Exercise Price | $ / shares	$ 156.15
Fair Value as of Grant Date | $	$ 5,927,995
Underlying Security Market Price Change	0.0057
Wolk [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	2/15/2025
Underlying Securities	91,277
Exercise Price | $ / shares	$ 156.15
Fair Value as of Grant Date | $	$ 2,470,503
Underlying Security Market Price Change	0.0057
Taubert [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	2/15/2025
Underlying Securities	89,781
Exercise Price | $ / shares	$ 156.15
Fair Value as of Grant Date | $	$ 2,430,013
Underlying Security Market Price Change	0.0057
Reed [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	2/15/2025
Underlying Securities	89,781
Exercise Price | $ / shares	$ 156.15
Fair Value as of Grant Date | $	$ 2,430,013
Underlying Security Market Price Change	0.0057
Schmid [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	2/15/2025
Underlying Securities	49,878
Exercise Price | $ / shares	$ 156.15
Fair Value as of Grant Date | $	$ 1,349,998
Underlying Security Market Price Change	0.0057